Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 20, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 13, 2018
Summary Of Significant Accounting Policies [Line Items]
Accumulated Other Comprehensive Income Loss Reclassification of Stranded Tax Effects		$ 48,000
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount				$ 1,901,000	$ 1,755,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				35.00%
Stock Issued During Period, Shares, Acquisitions	6.9233
Common Stock Held by Subsidiary						$ 38.75
Stock Issued During Period, Value, Acquisitions	$ 6,836,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		62,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		6,700,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets		57,600,000
Consolidated Equity		5,100,000
Accounts Payable, Interest-bearing				$ 250,000	250,000
Maximum Deferrable Under Annual Incentive Award Percent				50.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount				$ 216,000	$ 0
Powhatan Community Bancshares Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Business Combination, Acquisition Related Costs		$ 123,000
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Sale of Stock, Price Per Share						$ 129.10
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Sale of Stock, Price Per Share						$ 13.05
Scenario, Plan [Member]
Summary Of Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%